Share based payment (Schedule of effect of share-based payment transactions on profit or loss for the period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expense arising from plans to grant shares and stock options	₪ 1,039	$ 286	₪ 790